Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ (932,119)	$ (961,937)	$ 772,934	$ 4,452,723
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,574,526	2,210,081	7,364,688	9,101,605
Stock compensation	157,371	433,285	686,133	460,651
Bad debt expense		18,139	(32,544)	110,416
Gain on sale of real estate assets	9,835	(1,214,242)	(6,319,272)	(12,200,138)
Impairment of real estate assets	0			532,951
Accretion of original issue discount	337,802		386,595
Amortization of financing costs	363,183	227,374	965,239	675,087
Amortization of above-market leases	12,671	17,455	55,466	68,878
Amortization of below-market leases	(42,595)	(47,599)	(185,995)	(894,445)
Straight-line rent adjustment	(52,941)	(14,856)	(63,895)	45,778
Changes in operating assets and liabilities:
Other assets	1,947,145	2,051,150	1,035,806	(818,384)
Accounts payable and accrued liabilities	(2,612,649)	(459,901)	(767,440)	(1,183,057)
Accrued real estate taxes	(1,236,304)	(941,134)	(106,779)	80,387
Net cash (used in) provided by operating activities	(474,075)	1,317,815	3,790,936	432,452
Cash flows from investing activities:
Real estate acquisitions	(3,573,743)	0	(13,037,562)	(17,326,915)
Additions to buildings and tenant improvements	(889,673)	(2,696,422)	(6,393,711)	(3,359,283)
Additions to deferred leasing costs		(151,903)	(661,401)	(714,596)
Proceeds from sale of real estate assets	24,587,128	10,836,118	32,073,721	46,991,372
Net cash provided by investing activities	20,123,712	7,987,793	11,981,047	25,590,578
Cash flows from financing activities:
Proceeds from mortgage notes payable, net of issuance costs	4,347,502	3,674,303	15,494,715	20,510,012
Repayment of mortgage notes payable	(19,803,831)	(7,682,670)	(23,176,581)	(31,374,774)
Repayment of note payable	(5,224,401)
Redemption of mandatorily redeemable preferred stock		(900,000)	(16,900,000)	(13,800,000)
Payment of deferred offering costs	(100,031)			(153,500)
Proceeds from note payable, net of issuance costs			11,479,237
Contributions from noncontrolling interests, net of distributions paid	(277,472)	(258,708)	331,603	260,872
Repurchase of common stock			(227,428)
Dividends paid to stockholders		(1,075,521)	(2,158,469)
Net cash used in financing activities	(21,058,233)	(6,242,596)	(15,156,923)	(24,557,390)
Net (decrease) increase in cash equivalents and restricted cash	(1,408,596)	3,063,012	615,060	1,465,640
Cash, cash equivalents and restricted cash-beginning of period	10,391,275	9,776,215	9,776,215	8,310,575
Cash, cash equivalents and restricted cash-end of period	8,982,679	12,839,227	10,391,275	9,776,215
Supplemental disclosure of cash flow information:
Interest paid-Series B preferred stock		580,650	1,859,672	4,357,694
Interest paid-mortgage notes payable	1,674,483	$ 1,727,008	6,442,750	7,806,068
Interest paid-notes payable	247,805		$ 713,262
Unpaid deferred offering costs	$ 14,608
Non-cash investing and financing activities:
Accrual of dividends payable				$ 1,075,371